GARDNER LEWIS INVESTMENT TRUST

FILED VIA EDGAR

June 3, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Gardner Lewis Investment Trust
File No. 811-07324; 33-53800

Ladies and Gentlemen:

On behalf of Gardner Lewis Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplements to the Chesapeake Core Growth Fund and Chesapeake Growth Fund Investor Class and Institutional Class Prospectuses and Statements of Additional Information and their respective Summary Prospectuses as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on May 21, 2014 (accession number 0001111830-14-000330); such supplements are incorporated by reference into this Rule 497 Document.

Please contact the undersigned at 513/587-3418 if you have any questions.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary